Stock Option Plan - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Option outstanding at beginning of year (in shares)	43,569	47,654	48,987
Granted (in shares)	3,250	3,250	5,500
Exercised (in shares)	(7,633)	(6,144)	(5,973)
Forfeited or expired (in shares)	(1,767)	(1,191)	(860)
Option outstanding at end of year (in shares)	37,419	43,569	47,654
Options exercisable at year end (in shares)	9,814	12,064	12,009
Weighted Average Exercise Price
Outstanding weighted-average exercise price at beginning of year (in dollars per share)	$ 38.03	$ 36.43	$ 34.24
Granted weighted-average exercise price (in dollars per shares)	48.30	45.75	44.16
Exercised weighted-average exercise price (in dollars per shares)	31.58	30.24	26.00
Forfeited or expired weighted-average exercise price (in dollars per shares)	37.63	35.36	33.07
Outstanding weighted-average exercise price at end of year (in dollars per shares)	40.25	38.03	36.43
Options exercisable weighted-average exercise price at year end (in dollars per shares)	$ 38.06	$ 34.59	$ 32.35